Income tax expense - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	₨ (52,064)		₨ (52,994)	₨ (8,676)
Charged/(credited) to statement of profit or loss	39,974		(1,573)	(44,555)
Charged/(credited) to Other comprehensive income	266		458	(730)
Charged to Equity	(55)		319
Deferred tax on acquisition through business combination			602
Exchange difference arising on translation of foreign operation	330		1,124	967
Total	(11,549)	$ (153)	(52,064)	(52,994)
Property, plant and equipment, exploration and evaluation and other intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	80,026		78,026	139,548
Charged/(credited) to statement of profit or loss	27,793		(145)	(61,429)
Deferred tax on acquisition through business combination			498
Exchange difference arising on translation of foreign operation	924		1,647	(93)
Total	108,743	1,433	80,026	78,026
Voluntary retirement scheme [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(530)		(284)	(395)
Charged/(credited) to statement of profit or loss	151		(246)	111
Total	(379)	(5)	(530)	(284)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(1,650)		(1,757)	(1,098)
Charged/(credited) to statement of profit or loss	(2,008)		(222)	6
Charged/(credited) to Other comprehensive income	(13)		104	(714)
Charged to Equity	102		319
Exchange difference arising on translation of foreign operation	(114)		(94)	49
Total	(3,683)	(49)	(1,650)	(1,757)
Fair value of derivative assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(265)		(102)	(357)
Charged/(credited) to statement of profit or loss	(207)		93	(69)
Charged/(credited) to Other comprehensive income	(387)		(256)	324
Total	(859)	(11)	(265)	(102)
Fair valuation of other assets/liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	7,284		9,974	8,471
Charged/(credited) to statement of profit or loss	(314)		(2,422)	911
Charged/(credited) to Other comprehensive income			9	(1)
Exchange difference arising on translation of foreign operation	(418)		(277)	593
Total	6,552	86	7,284	9,974
MAT credits entitlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(82,358)		(91,258)	(103,243)
Charged/(credited) to statement of profit or loss	15,047		8,621	11,605
Charged/(credited) to Other comprehensive income	(75)		249	251
Charged to Equity	(157)
Exchange difference arising on translation of foreign operation	(42)		30	129
Total	(67,585)	(891)	(82,358)	(91,258)
Unabsorbed depreciation/business loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(47,041)		(54,878)	(45,655)
Charged/(credited) to statement of profit or loss	2,077		7,837	(9,223)
Total	(44,964)	(593)	(47,041)	(54,878)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(7,530)		7,285	(5,947)
Charged/(credited) to statement of profit or loss	(2,565)		(15,089)	13,533
Charged/(credited) to Other comprehensive income	741		352	(590)
Deferred tax on acquisition through business combination			104
Exchange difference arising on translation of foreign operation	(20)		(182)	289
Total	₨ (9,374)	$ (123)	₨ (7,530)	₨ 7,285